2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation
	March 31,	December 31,
	2017	2016
Raw materials	$795	$795
Work in process	115	115
Finished goods	245	141
Inventory reserve	(279)	(278)
Total	$836	$773

	Year Ended December 31,
	2016	2015
Raw materials	$795	$686
Work in process	115	186
Finished goods	141	365
Inventory reserve	(278)	(118)
Total	$773	$1,119

Property and Equipment
	March 31,	December 31,
	2017	2016
Equipment	$1,378	$1,378
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,441	2,441
Less accumulated depreciation and amortization	(2,352)	(2,315)
Total	$89	$126

	Year Ended December 31,
	2016	2015
Equipment	$1,378	$1,377
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	199	199
	2,441	2,440
Less accumulated depreciation	(2,315)	(2,122)
Total	$126	$318

Accrued Liabilities
	March 31, 2017	December 31, 2016
Accrued compensation	$1,805	$1,656
Accrued professional fees	71	161
Deferred rent	6	13
Accrued warranty	53	58
Accrued vacation	172	175
Accrued interest	160	—
Accrued dividends	295	296
Other accrued expenses	159	311
Total	$2,721	$2,670

	Year Ended December 31,
	2016	2015
Accrued compensation	$1,656	$1,235
Accrued professional fees	161	154
Deferred rent	13	36
Accrued warranty	58	82
Accrued vacation	175	177
Accrued dividends	296	167
Other accrued expenses	311	56
Total	$2,670	$1,907